Selling Expense - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selling Expense [Abstract]
Costs of Loyalty Program	¥ 573	¥ 2,434	¥ 11,423